Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy (Parentheticals)	Mar. 31, 2024
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy (Parentheticals) [Line Items]
Interest rate	12.00%